Organization and Principal Activities	12 Months Ended
Feb. 28, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Four Seasons Education (Cayman) Inc. (the "Company") was incorporated in the Cayman Islands on June 9, 2014. The Company, its subsidiaries, its consolidated Variable Interest Entity (the "VIE") and VIE’s subsidiaries (collectively referred to as the "Group") are principally engaged in provision of after-school education services for kindergarten, elementary and middle school students in the People’s Republic of China (the "PRC").

On December 29, 2014, the Company established a wholly-owned foreign invested subsidiary, Shanghai Fuxi Enterprise Management Consulting Co., Ltd. ("Shanghai Fuxi", or "WFOE") in the PRC. PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing educational services outside China. As a Cayman Islands company, the Company is deemed a foreign legal person under the PRC laws but not an educational institution and does not provide education services. To comply with the PRC laws and regulations, the Group provides substantially all of its education business in the PRC through Shanghai Four Seasons Education Investment Management Co., Ltd., Shanghai Four Seasons Education and Training Co., Ltd. (the "VIEs") and its subsidiaries. The Group delivers education services mainly through learning centers, which are physical establishments of education facilities at a specific geographic location, and are directly held and operated by VIEs and VIE’s subsidiaries. Shanghai Fuxi entered into a series of contractual arrangements (see Note 2(b)) with its VIEs and their respective shareholders through which the Company became the primary beneficiary of VIEs.

On March 1, 2020, Shanghai Fuxi terminated the contractual arrangements with Shanghai Four Seasons Education Investment Management Co., Ltd. ("Four Seasons Investment") including the exclusive service agreement, exclusive call option agreement, equity pledge agreement and shareholder voting rights proxy agreement. At the same time, the ownership of the learning center previously held by Four Seasons Investment namely Shanghai Tongfang Technology Further Education School ("Tongfang School") was transferred to the other VIE of the Company, namely Shanghai Four Seasons Education and Training Co., Ltd. ("Shanghai Four Seasons"). Other than Tongfang School, the assets and liabilities held by Four Seasons Investment were immaterial.

As of February 28, 2021, details of the Company’s major subsidiaries, its VIE and VIE’s subsidiaries are as follows:

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment)	Equity interest attributed to the Group as of February 28, 2021	Principal activities
Subsidiaries:
Four Seasons Education (Hong Kong) Limited ("Four Seasons Hong Kong")	June 24, 2014	Hong Kong	100%	Investment holding
Shanghai Fuxi Information Technology Service Co., Ltd. ("Shanghai Fuxi")	December 29, 2014	Shanghai	100%	Education and management consulting service
Variable interest entity:
Shanghai Four Seasons Education and Training Co., Ltd. ("Shanghai Four Seasons")	March 12, 2014	Shanghai	100%	After-school tutoring
VIE's subsidiaries:
Four Seasons Class Training Co., Ltd. ("Four Seasons Class")	September 1, 2016	Shanghai	100%	After-school tutoring
Shanghai Jing'an Modern Art Culture Education School ("Modern Art School")	January 25, 2017	Shanghai	100%	After-school tutoring
Shanghai Tongfang Technology Further Education School ("Tongfang School")	May 16, 2013	Shanghai	100%	After-school tutoring